Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

The following table shows revenues, costs of product/services sold, general and administrative expenses and reimbursements of expenses from our affiliates for the three months ended March 31, 2016 and 2015 (in millions):

	Three Months Ended March 31,
	2016	2015
Gathering and processing revenues at CEQP and CMLP	$0.7	$1.0

Gathering and processing costs of product/services sold at CEQP and CMLP(1)	$4.3	$8.3

Operations and maintenance expenses charged at CEQP and CMLP	$0.7	$0.9

General and administrative expenses charged by CEQP to CMLP, net(2)	$3.7	$17.4

General and administrative expenses charged by CEQP to Crestwood Holdings, net(3)	$0.1	$0.1

(1)	Represents natural gas purchases from Sabine Oil and Gas Corporation.
(2)	Includes $4.5 million and $2.2 million of net unit-based compensation charges allocated from CEQP to CMLP for three months ended March 31, 2016 and 2015. In addition, prior to the completion of the Simplification Merger, CEQP allocated general and administrative costs to CMLP. In conjunction with the Simplification Merger, CMLP shares common management, general and administrative and overhead costs with CEQP. During the three months ended March 31, 2016, CMLP allocated $0.8 million of general and administrative costs to CEQP.
(3)	Includes less than $0.1 million unit-based compensation charges allocated from Crestwood Holdings to CEQP and CMLP during the three months ended 2016.

The following table shows revenues, costs of product/services sold, general and administrative expenses and reimbursement of expenses from our affiliates for the years December 31, 2015, 2014 and 2013 (in millions):

	Year Ended December 31,
	2015	2014	2013
Gathering and processing revenues at CEQP and CMLP	$3.9	$3.0	$74.9

Gathering and processing costs of product/services sold at CEQP and CMLP(1)	$28.9	$42.2	$32.5

Operations and maintenance expenses charged at CEQP and CMLP	$2.8	$0.2	$—

General and administrative expenses charged by CEQP to CMLP, net(2)	$49.5	$63.6	$34.7

General and administrative expenses charged by CEQP to Crestwood Holdings, net(3)	$0.4	$0.5	$25.3

(1)	Represents natural gas purchases from Sabine Oil and Gas.
(2)	Includes $10.0 million, $6.9 million and $4.4 million of net unit-based compensation charges allocated from CEQP to CMLP for the years ended December 31, 2015, 2014 and 2013.
(3)	Includes $0.1 million unit-based compensation charges allocated from Crestwood Holdings to CMLP during the year ended December 31, 2015.

Schedule of Related Party Receivables and Payables

The following table shows accounts receivable and accounts payable from our affiliates as of March 31, 2016 and December 31, 2015 (in millions):

	CEQP		CMLP
	March 31, 2016	December 31, 2015	March 31, 2016	December 31, 2015
Accounts receivable	$1.1	$1.7	$1.1	$1.7

Accounts payable	$3.8	$4.0	$1.3	$1.5

The following table shows accounts receivable and accounts payable from our affiliates as of December 31, 2015 and 2014 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2015	2014	2015	2014
Accounts receivable	$1.7	$0.6	$1.7	$0.3

Accounts payable	$4.0	$5.6	$1.5	$3.1